INCOME AND MINING TAXES - Components of net deferred income and mining tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	$ 948,142	$ 796,708	$ 827,341
Mining Properties
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	1,293,863	1,056,185
Net capital loss carry forwards
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	(167,139)	(87,025)
Mining taxes
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	(71,507)	(72,637)
Reclamation provisions and other labilities
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	$ (107,075)	$ (99,815)